Offerings - Offering: 1	Jan. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share(1)
Amount Registered | shares	1,117,818,000
Proposed Maximum Offering Price per Unit	0.0350
Maximum Aggregate Offering Price	$ 39,123,630.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,402.97
Offering Note	a. The Ordinary Shares registered hereby are evidenced by American Depositary Shares (“ADSs”). ADSs (evidenced by American Depositary Receipts, each representing 20 Ordinary Shares, par value $0.0001 per share), have been registered on separate registration statements on Form F-6 filed on July 20, 1992 and January 15, 2004 (File No. 333-111946).

b. Includes (i) 875,099,553 Ordinary Shares represented by 43,754,978 ADSs that may be acquired by a selling shareholder upon conversion of a convertible note and (ii) 242,718,447 Ordinary Shares represented by 12,135,922 ADSs that may be acquired by a selling shareholder pursuant to a conversion rights agreement entered into on December 22, 2025. The registration statement also includes an indeterminate number of Ordinary Shares underlying the ADSs that may become issuable to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended.

c. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, and based on the average high and low prices of the registrant’s ADSs on the NASDAQ Select Market on January 13, 2026 of $0. 699 per ADS (to give effect to the 20:1 ratio of Ordinary Shares to ADSs).